INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Disclosure of Inventories [Table Text Block]
	As at December 31,
	2020	2019
Ore stockpiles	21,946	6,657
Copper contained in concentrate	7,948	9,055
Molybdenum concentrate	398	230
Materials and supplies	28,549	27,678
	58,841	43,620